Financial Instruments with Off-Balance Sheet Risk and Concentration Risk (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk
Revenue Other Manufactured Products	$ 302	$ 284	$ 1,127	$ 417	$ 417
Auto parts revenue [Member]
Concentration Risk
Concentration Risk, Customer			.483	0.501
CALIFORNIA
Concentration Risk
Percent of total title premiums by state			15.22158%	17.21889%	15.8121%
TEXAS
Concentration Risk
Percent of total title premiums by state			14.37861%	12.94026%	12.31194%
NEW YORK
Concentration Risk
Percent of total title premiums by state			7.44586%	7.35716%	8.07492%
FLORIDA
Concentration Risk
Percent of total title premiums by state			7.61079%	6.55275%	6.50906%
UNITED STATES
Concentration Risk
Concentration Risk, Percentage			66.10%	66.00%
Asia Pacific [Member]
Concentration Risk
Concentration Risk, Percentage			20.70%	20.00%
Europe [Member]
Concentration Risk
Concentration Risk, Percentage			7.90%	8.80%
BRAZIL
Concentration Risk
Concentration Risk, Percentage			5.30%	5.20%
Geographic Concentration Risk [Member]
Concentration Risk
Concentration Risk, Percentage			100.00%	100.00%
General Motors [Member] | Auto parts revenue [Member]
Concentration Risk
Concentration Risk, Customer			16.2	20.7
Hyundai [Member] [Member] | Auto parts revenue [Member]
Concentration Risk
Concentration Risk, Customer			10.4